Borrowings	12 Months Ended
Dec. 31, 2020
BORROWINGS [Abstract]
BORROWINGS

NOTE 11: BORROWINGS

Borrowings as of December 31, 2020 and 2019 consisted of the following:

Navios Holdings borrowings	December 31, 2020	December 31, 2019
Loan Facility HCOB ($15,300)	9,945	11,475
Loan Facility Credit Agricole ($23,000)	11,100	12,600
Loan Facility Credit Agricole ($23,000)	11,400	12,900
Loan Facility DVB Bank SE ($72,000)	4,504	41,073
Loan Facility DVB Bank SE ($40,000)	—	5,556
Loan Facility Alpha Bank ($31,000)	20,200	22,000
Loan Facility Alpha Bank ($16,125)	12,925	14,025
Sale and Leaseback Agreements	62,934	—
2022 Senior Secured Notes	305,000	305,000
2022 Notes	476,822	497,604
2024 Notes	8,626	8,626
NSM Loan (including accrued interest of $526 and $2,163, respectively)	78,901	130,538
$50.0 million NSM Loan (including accrued interest of $326 and $0, respectively)	50,326	—
Total Navios Holdings borrowings	$1,052,683	$1,061,397

Navios Logistics borrowings	December 31, 2020	December 31, 2019
2022 Logistics Senior Notes	$—	$375,000
2025 Logistics Senior Notes	500,000	—
Navios Logistics Notes Payable	17,842	22,469
Navios Logistics BBVA Loan Facility	—	14,275
Navios Logistics New BBVA Loan Facility	22,000	—
Navios Logistics Alpha Bank Loan	9,100	10,500
Navios Logistics Term Loan B Facility	—	98,000
Seller’s Credit Agreement for the construction of six liquid barges	11,047	—
Other long-term loans	46	115
Total Navios Logistics borrowings	$560,035	$520,359

Total	December 31, 2020	December 31, 2019
Total borrowings	$1,612,718	$1,581,756
Less: current portion, net	(374,191)	(50,110)
Less: deferred finance costs and discount, net	(28,289)	(18,509)
Total long-term borrowings	$1,210,238	$1,513,137

Navios Holdings Debt

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of the 2022 Senior Secured Notes, at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios GP L.L.C., Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Partners (following the merger of Navios Containers with Navios Partners), as well as by the vessel Navios Azimuth. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics.

The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time at par.

Upon occurrence of certain change of control events, the holders of the 2022 Senior Secured Notes may require the Co-Issuers to repurchase some or all of the 2022 Senior Secured Notes at 101% of their face amount. The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2020.

Under the terms of the 2022 Senior Secured Notes, Navios Holdings had an obligation to make a springing maturity offer in September 2021 to repurchase those notes at par unless certain conditions relating to the refinancing of our 2022 Notes are met.

On October 1, 2020, Navios Holdings entered into (1) the Sixth Supplemental Indenture to amend the terms of the indenture and related pledge agreements governing the 2022 Senior Secured Notes following its receipt of consents from bondholders representing a majority in aggregate principal amount (the “Consenting Noteholders”) of the 2022 Senior Secured Notes and (2) a consent agreement with the Consenting Noteholders (“Consent Agreement”) whereby the Consenting Noteholders agreed, subject to the satisfaction of certain conditions in the Consent Agreement, to provide their consents, as part of a consent solicitation to be made by the Company on or before the earlier of (i) 60 days following the consummation of a Qualified IPO (as defined in the Sixth Supplemental Indenture) of Navios Logistics or (ii) September 5, 2021, to the amendments contained in the form of supplemental indenture (“Form of Supermajority Supplemental Indenture”) which amendments require consent from 66 2/3% of the outstanding 2022 Senior Secured Notes affected.

The Sixth Supplemental Indenture, among other things, (i) clarifies that all past dividends paid in respect of equity pledged as collateral for the 2022 Senior Secured Notes and any future dividends paid in respect of equity pledged as collateral (other than equity of Navios Logistics) can be used by the Company for general corporate purposes, absent a Default or Event of Default, (ii) provides that future dividends paid in respect of equity of Navios Logistics pledged as collateral for the 2022 Senior Secured Notes may be used only to redeem or repurchase 2022 Senior Secured Notes (including, absent a Default or an Event of Default, at a discount to par), (iii) eliminates the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes; and (iv) states, for the avoidance of doubt, that the Company may agree to the cancellation of amounts it owes to Navios Logistics under that certain loan agreement dated as of April 25, 2019 (as amended) in lieu of the receipt of pro rata cash dividends from Navios Logistics. The Sixth Supplemental Indenture became effective upon its execution by the Company and the Trustee, but the amendments and waivers contained therein will become operative only upon the occurrence of a Qualified IPO of Navios Logistics.

The Form of Supermajority Supplemental Indenture would further amend the Indenture to permit the Company to use the net proceeds it receives from any sale of Navios Logistics equity in connection with or following a Qualified IPO of Navios Logistics to repurchase 2022 Senior Secured Notes at a discount to par in certain circumstances.

There can be no assurance that the Company will receive the additional consents necessary to cause the amendments contemplated by the Form of Supermajority Supplemental Indenture to become effective.

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of the 2022 Notes. During 2018, the Company repurchased $35,661 in par value of the 2022 Notes for a cash consideration of $28,796 resulting in a gain on bond extinguishment of $6,464, net of deferred financing costs written-off. During 2019, Navios Logistics repurchased $35,500 in par value of the 2022 Notes in open market transactions for a cash consideration of $17,642. During 2019, the Company repurchased $81,235 in par value of the 2022 Notes for a cash consideration of $50,683. These transactions resulted in a gain on bond extinguishment of $47,430, net of deferred financing costs written-off. (Refer to Note 16, “Secured credit facility with Navios Logistics”). During 2020, the Company repurchased $20,782 in par value of the 2022 Notes for a cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred financing costs written-off.

The 2022 Notes are senior obligations of the Co-Issuers and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. In July 2018, Navios Achilles was released from the 2022 Notes and replaced by the Navios Primavera. In December 2018 and in March 2019, Navios Magellan and Navios Meridian, respectively, were released from the 2022 Notes and the total proceeds of $14,000 were restricted in an escrow account and considered as a cash collateral. In May 2019 and June 2019, Navios Equator Prosper, Navios Vector and the cash collaterals in escrow accounts were released from the 2022 Notes and replaced by the N Bonanza and N Amalthia and the total proceeds of $7,410 were restricted in an escrow account and considered as cash collateral. In July 2019 and August 2019, Navios Arc and Navios Mercator, respectively, were released from the 2022 Notes. In August 2019, the cash collateral held in escrow accounts were released from the 2022 Notes and replaced by Navios Victory. In September 2019, Navios Primavera was released from the 2022 Notes and the total proceeds of $10,129 were restricted in escrow accounts and considered as cash collateral. In November 2019, Navios Victory and the cash collateral held in escrow accounts were released and replaced by Navios Northern Star, Navios Taurus and Navios Serenity. During the first half of 2020, Navios Hios, Navios Kypros and Navios Star were released from the 2022 Notes and were replaced by Navios Amitie, Jupiter N and $358 of cash collateral retained as trust monies in an escrow account. In August 2020 and September 2020, Navios Northern Star and Navios Amitie were released from the 2022 Notes, respectively, and were replaced by $15,251 of cash collateral retained as trust monies in an escrow account. In January 2021, Navios Asteriks and part of the cash collateral of $14,250 held in escrow accounts were released and replaced by Navios Bonheur. In April 2021, Navios Serenity and the remaining cash collateral held in escrow accounts were released and replaced by Navios Asteriks. Currently, the 2022 Notes are secured by 17 drybulk vessels. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.

Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of December 31, 2020.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H shares which were validly tendered as of that date (Refer to Note 17).

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes as an exchange for a total of 8,841 Series G shares which were validly tendered as of that date. (Refer to Note 17).

The 2024 Notes are Navios Holdings’ senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default. Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

Secured Credit Facilities

Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece’s facilities were transferred to Credit Agricole Corporate and Investment Bank.

In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one newbuilding Capesize vessel. In December 2017, the Company agreed to extend the last payment date to August 2021. The loan bore interest at a rate of LIBOR plus 275 basis points. The loan facility required compliance with certain financial covenants. As of December 31, 2018 the facility was refinanced and repaid in full and there was no outstanding amount.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one Panamax vessel. In May 2019, the facility was refinanced. As of December 31, 2020, the facility is repayable in five semi-annual installments of $750, with a final balloon payment of $8,850 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2020, the outstanding amount under this facility was $11,100 and was repaid in full in the first quarter of 2021.

In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. In May 2019, the facility was refinanced. As of December 31, 2020, the loan facility is repayable in three semi-annual equal installments of $750, with a final balloon payment of $9,150 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2020, the outstanding amount under this facility was $11,400 and was repaid in full in the first quarter of 2021.

On December 20, 2013, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches, in order to finance the acquisition of two Panamax vessels. The two tranches bore interest at a rate of LIBOR plus 300 basis points. In December 2017, the Company agreed to extend the last payment date to August 2021. The loan facility required compliance with certain financial covenants. As of December 31, 2018 the facility was refinanced and repaid in full and there was no outstanding amount.

On February 14, 2018, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $28,745 in three advances to be drawn simultaneously for the purpose of a) to repay all amounts outstanding under the facility agreement dated September 2010 and b) to repay all amounts outstanding under the facility agreement dated December 20, 2013. As of December 31, 2018, the first tranche drawn amount was $15,245 and was repayable in six semi-annual installments of $1,205 with a final balloon payment of $6,810 on the last payment date, the second tranche drawn amount was $6,750 and was repayable in six semi-annual installments of $563 with a final balloon payment of $2,813 on the last payment date and the third tranche drawn amount was $6,750 and was repayable in six semi-annual installments of $563 with a final balloon payment of $2,813 on the last payment date. The loan bore interest at a rate of LIBOR plus 280 basis points. The loan facility required compliance with certain financial covenants. As of December 31, 2019 the facility was repaid in full and there was no outstanding amount.

Hamburg Commercial Bank AG Facility: On May 23, 2017, Navios Holdings entered into a facility agreement with Hamburg Commercial Bank AG for an amount of up to $15,300 in order to partially refinance the fourth tranche of the Commerzbank facility. As of December 31, 2020, the facility is repayable in three quarterly equal installments of $383, with a final balloon payment of $8,798 on the last payment date. The loan bears interest at a rate of LIBOR plus 300 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2020, the outstanding amount under this facility was $9,945 and was repaid in full in the first quarter of 2021.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a Handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the outstanding debt of an Ultra-Handymax vessel. On June 27, 2014, Navios Holdings refinanced the existing facility, adding a new tranche for an amount of $30,000 in order to finance the acquisition of a Capesize vessel, which was delivered in June 2014. On November 12, 2019, Navios Holdings amended this facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due in the first and second quarter of 2020 for one year, to June 2021 and released from collateral one Handysize vessel which was substituted by one Panamax vessel. The facility bears interest at a rate of LIBOR plus 293 basis points. During September 2020, the Company completed the sale of the Panamax vessel and the Capesize vessel which were released from collaterals and prepaid the amount of $33,003 for the satisfaction of the first and the third tranche of the facility. As of December 31, 2020, the second tranche is repayable in two quarterly installments of $268, with a final balloon payment of $3,968 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2020, the total outstanding amount was $4,504 and was repaid in full in the first quarter of 2021.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bore interest at a rate of LIBOR plus 325 basis points. In December 2017, Navios Holdings entered into a facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due by September 2018 for three years, to September 2021. During 2019, Navios Holdings partially prepaid the indebtedness originally maturing in the third quarter of 2021 and released from collateral two Panamax vessels. In the first quarter of 2020, the outstanding amount of $5,556 was repaid in full and there was no outstanding balance as of December 31, 2020.

In January 2016, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $41,000 to be drawn in two tranches, to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel. The facility bore interest at a rate of LIBOR plus 255 basis points. The total amount drawn under the facility was $39,900. During August 2018, the Company completed the sale of the two vessels and repaid in full the two tranches of the facility, which had a total outstanding balance of $31,769.

Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $31,000 in order to finance part of the acquisition of a Capesize vessel. The loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2020, the facility is repayable in eight quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2020, the outstanding amount was $20,200.

On November 3, 2016, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $16,125 in order to refinance one Capesize vessel. The facility bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2020, the facility is repayable in eight quarterly installments of $275 each, with a final balloon payment of $10,725 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2020, the outstanding amount was $12,925.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes, the 2022 Notes and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliate companies, together, own less than 20% of the outstanding share capital of Navios Holdings.

The Company’s secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 120% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our secured credit facilities have been amended for a specific period to increase the covenant levels for the applicable net total debt divided by total assets maintenance covenants, as defined in each secured credit facility, to a maximum of 90%.

The Company has either repaid the credit facilities or received waivers of the covenants under each of the credit facilities, which remain outstanding as of the date of this filing.

NSM Loan

On August 29, 2019, Navios Holdings entered into a secured loan agreement of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation. During 2019, Navios Holdings repaid the amount of $13,420 under the terms of this facility. During 2020, Navios Holdings repaid the amount of $50,000 under the terms of this facility. As of December 31, 2020, the total outstanding balance of this facility amounted to $78,901, including $526 of accrued interest. Please see also Note 16.

$50.0 million NSM Loan

In June 2020, Navios Holdings entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation (“$50.0 million NSM Loan”) for a loan of up to $50,000 to be used for general corporate purposes. As of December 31, 2020, the total outstanding balance of this facility amounted to $50,326, including $326 of accrued interest. Please see also Note 16.

Sale and Leaseback Agreements

In the first quarter of 2020, the Company entered into two sale and leaseback agreements of $68,000 in total, with unrelated third parties for two Capesize vessels (the “Sale and Leaseback Agreements”). Navios Holdings has no purchase obligation to acquire the vessels at the end of the lease term, however, it is reasonably certain that respective purchase options will be exercised and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the Sale and Leaseback Agreements as a financial liability.

The Sale and Leaseback Agreements are repayable by 144 consecutive monthly payments of approximately $224 and $238 each, commencing as of January 2020 and March 2020, respectively. As of December 31, 2020, the outstanding balance under the Sale and Leaseback Agreements of the two Capesize vessels was $62,934 in total. The agreements mature in the fourth quarter of 2031 and first quarter of 2032, respectively, with a balloon payment of $750 per vessel on the last repayment date.

The Sale and Leaseback Agreements have no financial covenants.

Navios Logistics Debt

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of its Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes were unregistered were fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegaçăo Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which were deemed to be immaterial, and Logistics Finance, which was the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees were “full and unconditional” except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary was designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes. The 2022 Logistics Senior Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the Logistics Co-Issuer’s $500,000 at a fixed rate of 10.75% Senior Secured Notes due 2025 (the “2025 Logistics Senior Notes”). Following this transaction, Navios Logistics recognized a loss of $2,661 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive (loss)/income within the caption “Gain on bond and debt extinguishment, net”.

2025 Logistics Senior Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Logistics Finance issued $500,000 in aggregate principal amount of senior secured Notes due on July 1, 2025, at a fixed rate of 10.75%. The net proceeds from the offering of the 2025 Logistics Senior Notes, amounting to $487,504, were used to satisfy and discharge the indenture governing the 2022 Logistics Senior Notes, amounting to $375,000, to repay all amounts outstanding under the Navios Logistics’ Term Loan B Facility, amounting to $97,500 and to pay certain fees and expenses related to the offering, with the balance to be used for general corporate purposes.

On or after August 1, 2022, the Logistics Co-Issuers may redeem some or all of the 2025 Logistics Senior Notes at the redemption prices set forth in the indenture governing the 2025 Logistics Senior Notes. In addition, before August 1, 2022, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2025 Logistics Senior Notes at a price equal to 110.750% of the principal amount of the 2025 Logistics Senior Notes to be redeemed plus accrued and unpaid interest, if any, to the redemption date with an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Logistics Senior Notes remains outstanding. Prior to August 1, 2022, the Logistics Co-Issuers may also redeem all or a part of the 2025 Logistics Senior Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Logistics Senior Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the Indenture governing the 2025 Logistics Senior Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Logistics Senior Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment date. The Logistics Co-Issuers may also redeem all, but not less than all, of the 2025 Logistics Senior Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Logistics Co-Issuers may be required to offer to purchase 2025 Logistics Senior Notes from holders at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Logistics Senior Notes are senior secured obligations of the Logistics Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics’ direct and indirect subsidiaries, other than the Logistics Co-Issuer and Grimaud Ventures S.A. The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”). The 2025 Logistics Senior Notes will be effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Logistics Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral to the extent of the value of any assets securing such other obligations. The indenture governing the 2025 Logistics Senior Notes contains restrictive covenants that limit, among other things, the ability of the Logistics Co-Issuers and their subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Logistics Senior Notes also contains customary events of default.

The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2020.

As of December 31, 2020, deferred financing costs associated with the 2025 Logistics Senior Notes amounted to $19,414. Interest expense associated with the 2025 Logistics Senior Notes amounted to $25,979 for the year ended December 31, 2020.

Navios Logistics Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Navios Logistics Notes Payable, CNSA shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2020, Navios Logistics had drawn the total available amount and the outstanding balance of Navios Logistics Notes Payable was $17,842.

Navios Logistics BBVA Loan Facility and Navios Logistics New BBVA Loan Facility

On December 15, 2016, Navios Logistics entered into a $25,000 facility with Banco Bilbao Vizcaya Argentaria Uruguay S.A. (“BBVA”), for general corporate purposes (the “Navios Logistics BBVA Loan Facility”). The loan bore interest at a rate of LIBOR (180 days) plus 325 basis points. The loan was repayable in 20 quarterly installments, the first payment of which was due on June 19, 2017, and secured by assignments of certain receivables. On July 8, 2020, this loan was repaid in full in connection with drawing the Navios Logistics New BBVA Loan Facility. On February 28, 2020, Navios Logistics entered into a $25,000 loan facility (the “Navios Logistics New BBVA Loan Facility”) with BBVA, which was drawn on July 8, 2020. The Navios Logistics New BBVA Loan Facility was used to repay the Navios Logistics BBVA Loan Facility, and for general corporate purposes. The Navios Logistics New BBVA Loan Facility bears interest at a rate of LIBOR (180 days) plus 325 basis points, is repayable in quarterly installments with final maturity on March 31, 2022 and is secured by assignments of certain receivables. As at December 31, 2020 the outstanding amount of the Navios Logistics New BBVA Loan Facility was $22,000.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics New BBVA Loan Facility as of December 31, 2020.

Navios Logistics Alpha Bank Loan

On May 18, 2017, Navios Logistics entered into a $14,000 term loan facility in order to finance the acquisition of two product tankers (“Navios Logistics Alpha Bank Loan”). The Navios Logistics Alpha Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in 20 quarterly installments with a final balloon payment of $7,000 on the last repayment date. As of December 31, 2020, the outstanding amount of the loan was $9,100.

Navios Logistics was in compliance with the covenants set forth in the Navios Logistics Alpha Bank Loan as of December 31, 2020.

Navios Logistics Credit Agreement

On August 17, 2018, Navios Logistics entered into a $7,615 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker. The credit agreement bore interest at a fixed rate of 675 basis points and was repayable in 24 monthly installments with the final repayment in August 17, 2020. On August 26, 2019, Navios Logistics prepaid the total outstanding balance of the credit agreement, which was $3,808 (€3,100).

Navios Logistics Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Navios Logistics Term Loan B Facility”). The Navios Logistics Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and has a four-year term with 1.0% amortization per annum. The Navios Logistics Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the 2025 Logistics Senior Notes. Following this transaction, Navios Logistics recognized a loss of $1,496 relating to the accelerated amortization of the unamortized deferred financing costs and is included in the consolidated statements of comprehensive (loss)/income within the caption “Gain on bond and debt extinguishment, net”.

Seller’s Credit Agreement for the construction of six liquid barges

In December 2020, Navios Logistics entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of December 31, 2020, Navios Logistics had drawn $11,229 and the outstanding balance was $11,047. Interest expense associated with the seller’s credit agreement for the construction of six liquid barges amounted to $176 for the year ended December 31, 2020.

Navios Logistics Other long-term loans

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. As of December 31, 2020, the outstanding loan balance was $46.

Navios Logistics was in compliance with all the covenants set forth in this facility as of December 31, 2020.

During the year ended December 31, 2020, the Company in relation to its secured credit facilities paid $28,582 related to scheduled repayment installments, $38,556 related to the prepayment of two of Navios Holdings’ credit facilities and $97,500 related to the prepayment of Navios Logistics’ Term Loan B Facility. During the year ended December 31, 2020, the proceeds from the Sale and Leaseback Agreements for Navios Holdings were $66,862, net of deferred financing costs, the proceeds from the New BBVA Facility were $13,625 and the proceeds from Seller’s Credit Agreement for the construction of six liquid barges were $11,229.

The annual weighted average interest rates of the Company’s total borrowings were 7.89%, 7.70%, and 7.78% for the years ended December 31, 2020, 2019 and 2018, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2020, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2021(including total accrued interest of $852 of NSM Loan & $50.0 million NSM Loan)	$380,308
2022	592,231
2023	50,346
2024	46,683
2025	507,925
2026 and thereafter	35,225
Total	$1,612,718